SUPPLEMENT

DATED MARCH 28, 2012 TO

THE HARTFORD EQUITY GROWTH ALLOCATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED  JANUARY 30, 2012

REORGANIZATION OF THE HARTFORD EQUITY GROWTH ALLOCATION FUND

WITH AND INTO THE HARTFORD GROWTH ALLOCATION FUND

At a meeting held on March 27, 2012 (the “Meeting”), the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (the “Company”) approved a Form of Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of The Hartford Equity Growth Allocation Fund (“Equity Growth Allocation Fund”), a series of the Company, into The Hartford Growth Allocation Fund (“Growth Allocation Fund”), another series of the Company (the “Reorganization”). The Reorganization does not require shareholder approval.  The Reorganization is expected to occur on or about May 25, 2012 or on such date as the officers of the Company determine (the “Closing Date”).

The Board, including all of the Directors who are not “interested persons” of the Company (as that term is defined in the Investment Company Act of 1940, as amended), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of Equity Growth Allocation Fund and Growth Allocation Fund (each, a “Fund” and collectively, the “Funds”) and (2) would not result in a dilution of the interests of shareholders of either Fund. In making these determinations, the Board considered, among other factors, that the Reorganization will provide shareholders of Equity Growth Allocation Fund with a strategic asset allocation fund that invests in both domestic and international equity funds, with approximately 20% of its assets in fixed income funds, and that Growth Allocation Fund has the ability to realize economies of scale and lower contractual management fees, actual management fees and total net expenses.

Prior to the Closing Date, Equity Growth Allocation Fund may sell a portion of its portfolio holdings to prepare for Reorganization. After the Closing Date, Growth Allocation Fund may also sell portfolio holdings that it acquires from Equity Growth Allocation Fund.  It is possible that, as a result of such transactions, each Fund could be subject to increased transactional costs, which are ultimately borne by shareholders, and could result in the realization of taxable gains or losses for either or both Funds.

As of the close of business on the Closing Date, pursuant to the Reorganization Agreement, each holder of Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Shares of Equity Growth Allocation Fund will become the owner of full and fractional shares of the same class of Growth Allocation Fund that have an aggregate net asset value equal to the aggregate net asset value of his or her shares of Equity Growth Allocation Fund immediately prior to the Reorganization.  While the net asset value per share and number of shares held in such shareholder’s account will differ following the Reorganization, the aggregate net asset value of such shareholder’s account will remain the same.

No sales load, commission or other transactional fee will be imposed as a result of the Reorganization. The Funds’ investment adviser, Hartford Investment Financial Services, LLC (“HIFSCO”), and/or its affiliates have agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with transitioning Fund assets in the Reorganization.  In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Shareholders of Equity Growth Allocation Fund who determine that they do not wish to become shareholders of Growth Allocation Fund may (1) redeem their shares of Equity Growth Allocation Fund before the Closing Date or (2) exchange their shares of Equity Growth Allocation Fund before the Closing Date for shares of another Hartford Mutual Fund by contacting the Company or their broker, financial intermediary, or other financial institution.  Please note that a redemption or an exchange of shares of Equity Growth Allocation Fund will be a taxable event and a shareholder may recognize a gain or loss in connection with that transaction.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of Equity Growth Allocation Fund and those of Growth Allocation Fund, and to view each Fund’s performance history, please refer to the Funds’ prospectuses and Statement of Additional Information, which are available on www.hartfordmutualfunds.com/prospectuses or by calling 1-888-843-7824.

Each Fund is a diversified series of the Company and share the same Board.  The Funds’ fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a Fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HIFSCO is the investment adviser of each Fund. Both Equity Growth Allocation Fund and Growth Allocation Fund are sub-advised by Hartford Investment Management Company (“Hartford Investment Management”). At the Meeting, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of Growth Allocation Fund.  Accordingly,  Wellington Management will serve as the sub-adviser for Growth Allocation Fund on or before June 30, 2012, and Hartford Investment Management will no longer serve as the sub-adviser for the Fund.

The Funds’ transfer agent is Hartford Administrative Services Company (“HASCO”) and their principal underwriter is HIFSCO.

NET ANNUAL FUND OPERATING EXPENSES(1)

The net annual fund operating expense ratios of each class of each Fund are set forth below:

	THE HARTFORD EQUITY GROWTH ALLOCATION FUND(2)	THE HARTFORD GROWTH ALLOCATION FUND(3)
Class A	1.47%	1.31%
Class B	2.28%	2.10%
Class C	2.19%	2.05%
Class I	1.10%	0.98%
Class R3	1.71%	1.61%
Class R4	1.41%	1.31%
Class R5	1.11%	1.01%

(1)          The Funds’ annual report contains more detailed information regarding the operating expenses for each class for the fiscal year ended October 31, 2011, and is available on the Funds’ website at www.hartfordmutualfunds.com/prospectuses or by phone at 1-888-843-7824.

(2)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.60% (Class A), 2.35% (Class B), 2.35% (Class C), 1.35% (Class I), 1.75% (Class R3), 1.45% (Class R4) and 1.15% (Class R5). In addition, HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board.

(3)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.50% (Class A), 2.25% (Class B), 2.25% (Class C), 1.25% (Class I), 1.70% (Class R3), 1.40% (Class R4) and 1.10% (Class R5). In addition, HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board.

INVESTMENT STRATEGY AND RISKS

The Funds have identical investment objectives and substantially similar principal investment strategies.  The primary difference in the Funds’ principal investment strategies is that Equity Growth Allocation Fund invests 100% of its assets in equity funds, while Growth Allocation Fund invests approximately 80% of its assets in equity funds and 20% of its assets in fixed income funds. Both Funds have a sizable overlap in holdings.

The Funds are subject to substantially similar main risks, except that Growth Allocation Fund, unlike Equity Growth Allocation Fund, is exposed to the risks associated with investments in underlying fixed-income funds, which include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

The portfolio managers for each Fund are Ed Caputo, CFA and Paul Bukowski, CFA.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

March 2012

SUPPLEMENT

DATED MARCH 28, 2012 TO

THE HARTFORD GROWTH ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Growth Allocation Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved a Form of Agreement and Plan of Reorganization that provides for the reorganization of The Hartford Equity Growth Allocation Fund, another series of The Hartford Mutual Funds, Inc., into the Fund, as described more fully below.

Sub-Adviser Change

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

3.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Richard P. Meagher, CFA	Vice President, Asset Allocation Strategist and Portfolio Manager	2012
Wendy M. Cromwell, CFA	Senior Vice President, Director of Strategic Asset Allocation, Asset Allocation Strategies Group, and Portfolio Manager	2012

4.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Richard P. Meagher, CFA, Vice President, Asset Allocation Strategist and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Meagher joined Wellington Management in 1996 and has been an investment professional since 1998.

Wendy M. Cromwell, CFA, Senior Vice President, Director of Strategic Asset Allocation, Asset Allocation Strategies Group, and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Ms. Cromwell joined Wellington Management in 1996 and has been an investment professional since 1999.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER —  MANAGEMENT FEE” in the Prospectus, the last sentence of the last paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

7.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

8.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Reorganization

As of March 28, 2012, the above referenced Prospectus is supplemented as follows:

At a meeting held on March 27, 2012, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (the “Company”) approved a Form of Agreement and Plan of Reorganization that provides for the reorganization of The Hartford Equity Growth Allocation Fund (“Equity Growth Allocation Fund”), a series of the Company, into The Hartford Growth Allocation Fund (the “Fund”), another series of the Company (the “Reorganization”).  The Reorganization does not require shareholder approval.  The Reorganization is expected to occur on or about May 25, 2012 or on such date as the officers of the Company determine (the “Closing Date”).

The Board, including all of the Directors who are not “interested persons” of the Company (as that term is defined in the Investment Company Act of 1940, as amended), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of Equity Growth Allocation Fund and the Fund (collectively, the “Funds”) and (2) would not result in a dilution of the interests of shareholders of either Fund. In making these determinations, the Board considered, among other factors, that the Reorganization will provide shareholders of Equity Growth Allocation Fund with a strategic asset allocation fund that invests in both domestic and international equity funds, with approximately 20% of its assets in fixed income funds, and that the Fund has the ability to realize economies of scale and lower contractual management fees, actual management fees and total net expenses.

Prior to the Closing Date, Equity Growth Allocation Fund may sell a portion of its portfolio holdings to prepare for Reorganization. After the Closing Date, the Fund may also sell portfolio holdings that it acquires from Equity Growth Allocation Fund.  It is possible that, as a result of such transactions, the Funds could be subject to increased transactional costs, which are ultimately borne by shareholders, and could result in the realization of taxable gains or losses for either or both Funds.

No sales load, commission or other transactional fee will be imposed as a result of the Reorganization. Hartford Investment Financial Services, LLC and/or its affiliates have agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with transitioning Fund assets in the Reorganization.  In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

This Supplement should be retained with your Prospectus for future reference.

March 2012